Revenue and other operating income - Revenue from contracts with customers (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue and other operating income
Revenue	$ 93,573,000	$ 119,911,000	$ 192,981,000	$ 216,934,000
In-game purchases
Revenue and other operating income
Revenue	89,894,000	114,438,000	184,483,000	206,672,000
Advertising
Revenue and other operating income
Revenue	$ 3,679,000	5,470,000	$ 8,498,000	10,253,000
Licensing
Revenue and other operating income
Revenue		$ 3,000		$ 9,000